Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

Telephone 215.564.8000

Fax 215.564.8120

www.stradley.com

Joel D. Corriero

(215) 564-8528

jcorriero@stradley.com

May 29, 2015

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	EGA Emerging Global Shares Trust (the “Trust”)
File Nos. 333-155709 and 811-22255

Ladies and Gentlemen:

On behalf of the Trust, submitted herewith via the EDGAR system, is Post-Effective Amendment No. 87 filed under the Securities Act of 1933 (“1933 Act”), and Amendment No. 89 filed under the Investment Company Act of 1940 (“1940 Act”), to the Trust’s Registration Statement on Form N-1A (the “Amendment”), with respect to the EGShares EM Quality Dividend ETF series of the Trust (the “Fund”) (formerly known as EGShares Low Volatility Emerging Markets Dividend ETF). The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act to reflect a change to the Fund’s investment objective to seek investment results that correspond to a new underlying benchmark index (“New Underlying Index”), and related changes to the Fund’s principal investment strategies and risks consistent with the New Underlying Index.

Pursuant to Release No. 13768 under the 1940 Act, the Trust believes that certain investment related and non-investment related portions of the Amendment may be eligible for selective review because they are not substantially different from disclosure recently reviewed by the Staff of the U.S. Securities and Exchange Commission (the “Staff”). As to the investment related portions, the Staff recently reviewed Post-Effective Amendment No. 75 to the Trust’s registration statement on Form N-1A, filed on July 29, 2014, which contained the prospectus and statement of additional information (“SAI”) of the Fund (Accession No. 0001144204-14-045509) (“PEA No. 75”). The investment related sections of the Fund’s SAI included in the Amendment are substantially similar to those sections in PEA No. 75. In addition, the following non-investment related sections of the Fund’s prospectus and SAI included in the Amendment are substantially similar to the corresponding sections in the prospectus and SAI for the Fund included in PEA No. 75: (i) the “Management of the Fund” section of the Fund’s prospectus; (ii) the “Financial Highlights” section of the Fund’s prospectus; (iii) all sections related to the Mauritius Subsidiary in the Fund’s prospectus and SAI; (iv) the “Investment Adviser” section of the Fund’s SAI; (v) the “Portfolio Transactions and Brokerage Commissions” section of the Fund’s SAI; (vi) the “Portfolio Turnover” section of the Fund’s SAI; (vii) the “Creation Transaction Fee” section of the Fund’s SAI; and (viii) the “Financial Statements” section of the Fund’s SAI.

Philadelphia, PA • Malvern, PA • Harrisburg, PA • Wilmington, DE • Cherry Hill, NJ • Washington, DC

A Pennsylvania Limited Liability Partnership

Filing Desk

U.S. Securities and Exchange Commission

May 29, 2015

As to the other non-investment-related portions of the Fund’s prospectus and SAI, the Staff recently reviewed Post-Effective Amendment No. 80 to the Trust’s registration statement on Form N-1A, filed on April 10, 2015, relating to the EGShares EM Equity Value ETF series of the Trust (Accession No. 0001582816-15-000109) (“PEA No. 80”). The non-investment related sections of the Fund’s prospectus and SAI included in the Amendment are substantially similar to those sections in the prospectus and SAI included in PEA No. 80, except with respect to the non-investment related sections noted above with respect to PEA No. 75.

The Amendment relates only to the Fund and does not affect the prospectuses and SAIs of the Trust’s other series. The Amendment is scheduled to become effective on July 29, 2015, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act.

Prior to the effective date of the Amendment, the Trust intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Staff on the Amendment; (ii) adding financial information; and (iii) updating certain other non-material information contained in the prospectus and SAI.

If you have any questions or comments regarding this filing, please call me at the above number or, in my absence, Michael D. Mabry at (215) 564-8011.

Very truly yours,

/s/ Joel D. Corriero
Joel D. Corriero

Cc:	Robert C. Holderith
Maya Teufel